Document and Entity Information	12 Months Ended
Feb. 05, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	0000725781
Amendment Flag	false
Document Creation Date	Feb. 05, 2013
Document Effective Date	Feb. 05, 2013
Prospectus Date	Feb. 05, 2013